Condensed Balance Sheets (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	$ 131,018	$ 180,552	$ 137,298
Prepaid expenses and other current assets	13,713	14,816
Total current assets	385,357	421,333
Total assets	5,741,376	5,202,617	4,768,769
Current liabilities:
Accounts payable and accrued expenses	24,385	23,404
Total current liabilities	685,382	299,845
Textainer Group Holdings Limited shareholders' equity:
Common shares, $0.01 par value. Authorized 140,000,000 shares; 58,740,919 shares issued and 50,495,789 shares outstanding at 2020; 58,326,555 shares issued and 56,817,918 shares outstanding at 2019	587	583
Treasury shares, at cost, 8,245,130 and 1,508,637 shares, respectively	(86,239)	(17,746)
Additional paid-in capital	416,609	410,595
Accumulated other comprehensive loss	(9,744)	(511)
Retained earnings	938,395	866,458
Total Textainer Group Holdings Limited shareholders’ equity	1,259,608	1,259,379
Total liabilities and equity	5,741,376	5,202,617
Parent Company
Current assets:
Cash and cash equivalents	12,372	5,956	$ 9,444	$ 5,530
Prepaid expenses and other current assets	336	310
Due from affiliates, net	2,679	638
Total current assets	15,387	6,904
Investments in subsidiaries	1,245,427	1,253,763
Total assets	1,260,814	1,260,667
Current liabilities:
Accounts payable and accrued expenses	394	476
Total current liabilities	394	476
Textainer Group Holdings Limited shareholders' equity:
Common shares, $0.01 par value. Authorized 140,000,000 shares; 58,740,919 shares issued and 50,495,789 shares outstanding at 2020; 58,326,555 shares issued and 56,817,918 shares outstanding at 2019	587	583
Treasury shares, at cost, 8,245,130 and 1,508,637 shares, respectively	(86,239)	(17,746)
Additional paid-in capital	417,421	411,407
Accumulated other comprehensive loss	(9,744)	(511)
Retained earnings	938,395	866,458
Total Textainer Group Holdings Limited shareholders’ equity	1,260,420	1,260,191
Total liabilities and equity	$ 1,260,814	$ 1,260,667